Active Passive Conservative Portfolio Investment Strategy - Active Passive Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Investing in multiple investment asset classes, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets. The Portfolio is one of the Northwestern Mutual Series Fund, Inc. Allocation Portfolios (Active/Passive Allocation Suite) and operates primarily as a “fund of funds.” The Portfolio invests in a combination of both actively managed and passive (i.e., index-tracking) underlying Portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”) and exchange-traded funds (“ETFs”) which are not portfolios of Northwestern Mutual Series Fund, Inc. As a “conservative” Portfolio, the adviser will allocate the Portfolio's assets to a combination of underlying funds that is expected to have the lowest investment risk relative to the other Portfolios of the Active/Passive Allocation Suite. The Portfolio prioritizes preservation of capital over capital appreciation and is designed primarily for investors seeking lower volatility while pursuing the income potential of bonds. The Portfolio has a target asset allocation as indicated below:Equity and Other* ExposureFixed Income or Debt ExposureCash EquivalentsActive/Passive Conservative20 – 40%60 – 80%0 – 10%*Other exposure includes REIT and commodity-related investments. These foregoing percentage target ranges are not intended to establish minimum and maximum limits. The adviser may deviate from the asset class target ranges in pursuit of total return and in response to changing market and economic conditions, and, may invest a greater or lesser percentage in any strategic asset class component when the adviser deems it favorable to do so in order to achieve the Portfolio’s investment objective. Equity and Other Exposure: The Portfolio may obtain equity exposure by investing in one or more Underlying Portfolios or ETFs, which may hold a wide range of equity securities including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. “Other” exposure includes both real estate investment trusts (“REITs”) and commodities. The Portfolio may obtain exposure to REITs by investing in ETFs that hold REITs. The Portfolio may obtain commodity exposure through the purchase of swaps on physical commodities or commodity indices, including those which are traded in over-the-counter markets (“OTC”), and by investing in ETFs that provide exposure to commodities markets. Fixed Income or Debt Exposure: The Portfolio may obtain fixed income exposure by investing in one or more fixed income Underlying Portfolios or ETFs, which may hold a wide range of fixed income securities with varying durations and maturities. The fixed income securities generally will consist of investment grade debt of corporate or government issuers, as well as mortgage-backed and asset-backed securities, and inflation-indexed debt securities. The Portfolio may also have limited exposure to non-investment grade debt securities (sometimes referred to as “high yield securities” or “junk bonds”). Investment grade securities generally are securities rated investment grade by at least two of the three credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) and non-investment grade securities generally are securities rated below investment grade by at least two of the three credit ratings agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch). Cash Equivalents: The cash equivalent portion of the Portfolio may include, but is not limited to, investments in Underlying Portfolios or ETFs that hold debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities as well as commercial paper, banker’s acceptances, certificates of deposit and time deposits. In order to enhance short duration returns, the adviser may purchase ultra-short bond ETFs. The adviser considers a number of factors when making purchase and sales decisions with respect to the Underlying Portfolios and ETFs. With respect to the equity Underlying Portfolios and ETFs, the adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio or ETF is diversified or non-diversified and whether it employs a particular style of investing, among other characteristics. With respect to fixed income Underlying Portfolios and ETFs, the adviser considers their focus on investment grade or non-investment grade securities, domestic or foreign investments, whether the issuer is a government or government agency, the duration (that is, a measure of the sensitivity to changes in interest rates) and maturity of the securities, and other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments in those Underlying Portfolios and ETFs that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Portfolio may invest more than 25% of its assets in one Underlying Portfolio or one ETF (specifically, Underlying Portfolios or ETFs that invest primarily in U.S. fixed income securities). A list of the Underlying Portfolios or ETFs in which the Portfolio is invested as of the most recently completed annual or semi-annual period can be found in the Portfolio's report on Form N-CSR. An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio or ETF, may invest in emerging markets, a small number of countries or a particular geographic region.